CORNERCAP
EMERGING GROWTH FUND

SEMIANNUAL REPORT TO SHAREHOLDERS

A Series of
CornerCap Group of Funds
A "Series" Investment Company

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2001

The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2001 (Unaudited)

Shares		Value (Note 1-A)

	COMMON STOCKS – 81.0%

	Apparel – 0.5%
4,500	Cutter & Buck, Inc. *	$16,605

	Food – 2.0%
4,700	Embrex, Inc. *	68,855

	Media – 0.8%
17,000	New Frontier Media, Inc. *	28,560

	Miscellaneous Consumer Discretionary – 0.7%
12,000	Media Arts Group, Inc. *	24,120

	Retail/Wholesale – Non-food/Drug – 0.9%
17,100	Ezcony Interamerica *	2,394
2,400	Software Spectrun, Inc.	26,184

		28,578

	Medical Care and Services – 2.0%
1,600	RehabCare Group, Inc.	69,616

	Medical Products – 16.7%
27,900	Abaxis, Inc. *	121,923
2,000	Bio Vascular, Inc.	9,940
3,000	Cytyc Corp.	80,430
46,000	Dexterity Surgical, Inc. *	2,070
13,017	Interpore International	86,042
20,000	Laser Vision Centers, Inc.	50,000
6,250	Merit Medical Systems *	118,750
11,000	Misonix, Inc. *	66,110
2,000	Molecular Devices Corp.	37,280

		572,545

	Industrial Conglomerates – 0.2%
350	Lynch Corp.	7,700

	Construction Products –2.6%
4,700	MFRI Inc. *	12,925
3,300	URS Corp.	75,900

		77,825

	Computer/Office Equipment – 12.6%
10,000	3Com Corp. *	37,500
1,155	Converse Technology, Inc.	23,654
17,600	Gentner Communications	319,616
12,400	Xeta Technology	53,320

		434,090

	Computer Software/Services – 4.8%
7,044	Peregrine Systems *	88,966
22,000	Red Hat, Inc. *	77,000

		165,966

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2001 (Unaudited)

Shares		Value (Note 1-A)
	COMMON STOCKS – 81.0%

	Electronics/Semiconductors – 0.5%
3,800	Alpine Group, Inc.	6,650
9,500	Nexiq Technologies, Inc.	9,595

		16,245

	IT Consulting and Services – 3.0%
2,800	Integral Systems, Inc.	50,512
7,000	Meta Group, Inc.	14,000
30,000	Sento Corp.	38,100

		102,612

	Energy Equipment & Services – 2.1%
6,500	Maverick Tube Corp.	58,890
2,000	Key Energy Group, Inc. *	12,720

		71,610

	Chemicals – 0.1%
10,000	US Home & Garden	5,000

	Machinery – 1.3%
5,000	Summa Industries	45,600

	Business Services – 10.1%
5,000	Costar Group, Inc. *	89,850
8,000	DiamondCluster	78,800
2,000	Freemarkets, Inc.	21,160
5,500	New Horizons Learning Centers	63,382
12,000	Teletech Holdings	93,720

		346,912

	Road & Rail – 1.0%
700	Lynch Interactive Corp	34,650

	Media – 1.9%
4,350	Advanced Marketing Services	66,773

	Distributors – 1.1%
2,000	Actrade International Ltd.	36,740

	Tobacco – 2.2%
4,500	Standard Coml Corp.	74,025

	Insurance – 5.3%
2,000	Annuity & Life	67,900
3,000	Radian Group, Inc.	115,500

	Internet Software & Services – 0.1%
10,000	Navidec	4,200

	Computers & Peripherals – 0.7%
7,500	NUR Macroprinters	24,750

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS - (Continued)

September 30, 2001 (Unaudited)

Shares		Value (Note 1-A)
	COMMON STOCKS – 81.0%

	Electronic Equipment & Instruments – 7.5%
3,400	Cree, Inc.	50,252
10,000	Kopin Corp.	104,300
4,200	Plexus Corp.	99,036
95,000	Soligen Tech, Inc.	5,225

		258,813

	Wireless Telecommunications – 0.3%
2,800	At Track Communications, Inc.	10,400

	Total Common Stocks (Cost $4,044,058)	2,787,191

LIMITED PARTNERSHIPS – 2.8%
	Building Materials – 2.8%
971	Wing Partners *	97,136

CORNERCAP EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS - (Continued)

September 30, 2001 (Unaudited)

Principal Amount				Value (Note 1-A)
SHORT-TERM INVESTMENTS – 17.0%

$381,740		UMB Bank Short-Term Authorized Demand Notes
		(Cost $584,983)		584,983

		Total Investments (Cost $4,754,933) (a)	100.8%	3,469,310
		Liabilities in Excess of Other Assets - Net	- 0.8%	(27,178)

		Net Assets	100.00%	$3,442,132

	*	Non income producing security

	(a)	Aggregate cost for federal income tax purpose is $4,754,933.

		At September 30, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Gross unrealized appreciation		$739,277
		Gross unrealized depreciation		(2,004,010)

		Net unrealized appreciation		$(1,264,473)

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Period July 31, 2001 to September 30, 2001

ASSETS
Investments at market value,
(Identified cost $4,754,933) (Note 1-A)	$2,924,260
Cash	584,983
Receivable for investment securities sold	0
Interest receivable	62
Dividends receivable	33
Receivable for Fund shares sold	0
Insurance and Reserves	0

Total assets	3,509,338

LIABILITIES
Payable for investment securities purchased	61,785
Payable for fund shares redeemed	0
Advisory fee payable	2,853
Service fees payable	2,568

Total liabilities	67,206

NET ASSETS
(Applicable to 367,480.324 shares outstanding, unlimited shares authorized)	$3,442,132

NET ASSET VALUE OFFERING AND REPURCHASE
PRICE PER SHARE
($3,442,132 ÷ 367,480.324 shares)

NET ASSETS
At September 30, 2001, net assets consisted of:
Paid-in capital	$4,168,071
Undistributed net investment income	(61,397)
Accumulated net realized gain/loss on investments	586,228
Net unrealized appreciation	(1,264,733)
Extraordinary items	13,963

$3,442,132

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF OPERATIONS

Period July 31, 2001 to September 30, 2001 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$458
Interest income	8,559
Extraordinary income	0

Total income	9,017

Expenses
Management fee (Note 2)	18,547
Service fees (Note 2)	16,692

Total expenses	35,239

Net investment income	(26,222)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain/loss from security transactions	133,005
Unrealized appreciation of investments	22,500

Net gain on investments	155,505

Net INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,283

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Period July 31, 2001 to September 30, 2001 (Unaudited)

	March 31 to Sep 30, 3001	Year Ended March 31, 2000

INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$(26,222)	$(39,803)
Net realized gain (loss) on investments	133,005	457,851
Increase (decrease) in unrealized appreciation
of investments	22,500	(2,043,850)

Net increase (decrease) in net assets
resulting from operations	129,283	(1,625,802)

Distributions to shareholders from
Net investment income ($0.00 and $0.06 per share, respectively)	-	-
Realized gains ($0.00 and $1.15 per share, respectively)	-	-

Total distributions	-	-

Capital share transactions (a)
Increase (Decrease) in net assets resulting from
capital share transactions	(115,802)	5,054,453

	13,481	3,428,651

NET ASSETS
Beginning of period	3,428,651	-

End of period
(including undistributed net investment income of
$0 and $0, respectively)	$3,442,132	$3,428,651

(a)       Summary of capital share activity follows:

	Period from March 31 September 30, 2001		Two-Months Ended September 30, 2001
	Shares	Value	Shares	Value

Shares sold	8,149	$80,510	23,84 6	$317,937
Shares issued on
reinvested of distributions	0		0	0

	8,149	$80,510	23,846	$317,937
Shares redeemed	(19,737)	(196,312)	(2,162)	(30,161)

Net increase	(11,588)	$(115,802)	21,684	$287,776

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the two month period)

	Period July 31 to September 30,2001	For the Year Ended 3/31/2001

Per Share Operating Performance
Net asset value, beginning of year	$9.04	$13.26

Income from investment operations -
Net investment income	(0.070)	(0.056)
Net realized and unrealized gain (loss) on investments	1.800	(0.176)

Total from investment operations	1.730	(0.232)

Less distributions from
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-
Net asset value, end of year	$9.37	$9.04

Total Return	3.65%	(31.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)	$3,442	$3,429
Ratios to average net assets
Expenses	0.95%	1.26%
Net investment income	(0.71)%	(0.46)%

Portfolio turnover rate	19.35%	25%

See accompanying notes to financial statements

CORNERCAP EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2001

(1)          ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Emerging Growth Fund (the "Fund") is a series of shares of the CornerCap Group of Funds and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 31,2000. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.
A.

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern Standard time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

B.	Security Transactions, Investment Income and Other - Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
C.	Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
D.	Accounting Estimates - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CORNERCAP EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2001

(2)          TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "Advisor"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.4% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)              PURCHASES AND SALES OF SECURITIES

For the six-month period ended September 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,889,717 and $3,475,518 respectively.

(4)               FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its share-holders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.